Concentrations of Credit Risk - Schedule of Concentration Risks (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Company C [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 5,721
Accounts receivable, percentage	19.00%
Company B [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 5,160
Accounts receivable, percentage	17.10%
Company D [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 4,813
Accounts receivable, percentage	16.00%
Company E [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 4,444
Accounts receivable, percentage	14.80%
Company F [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 4,000
Accounts receivable, percentage	13.30%
Company G [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 3,384
Accounts receivable, percentage	11.20%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 27,522
Accounts receivable, percentage	91.40%